Note 18 - Financial Instruments (Details Textual) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Non-marketable Equity Securities [Member]
Equity Securities without Readily Determinable Fair Value, Amount	¥ 1,013,806	¥ 1,123,620
Investments in Funds [Member]
Equity Securities without Readily Determinable Fair Value, Amount	¥ 1,072,428	¥ 1,020,954